SHARE-BASED COMPENSATION ARRANGEMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 18,048	$ 11,460	$ 19,169
Selling and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	7,614	4,216	3,740
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	5,100	2,930	3,308
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 5,334	$ 4,314	$ 12,121